UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22504

Clark Fork Trust

 (Exact Name of Registrant as Specified in Charter)

218 East Front Street, Suite 205, Missoula, Montana 59802

 (Address of Principal Executive Offices)  (Zip Code)

Capitol Services, Inc.

615 S. Dupont Hwy, Dover, DE 19901

 (Name and Address of Agent for Service)

Registrant’s Telephone Number, including Area Code:  (406) 541-0130

Date of fiscal year end: May 31

Date of reporting period: November 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

TARKIO FUND

(TARKX)

CLARK FORK TRUST

SEMI-ANNUAL REPORT

November 30, 2022

(UNAUDITED)

TARKIO FUND

PORTFOLIO ILLUSTRATION

NOVEMBER 30, 2022 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
2.75%
Communication
Services
4.95%
Technology
22.73%
Consumer Cyclical
12.80%
Consumer Defensive
1.82%
Financial Services
5.17%
Real Estate
8.03%
Money Market Fund
0.08%
Healthcare
9.93%
Industrials
31.74%

Sectors are categorized using Morningstar® classifications.

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TARKIO FUND

SCHEDULE OF INVESTMENTS

NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value

COMMON STOCK - 99.89%

Communications Equipment - 1.01%
22,551	Lumentum Holdings, Inc. *	$ 1,238,952

Construction Machinery & Equipment - 8.54%
1,070,499	Manitowoc Co., Inc. (a) *	10,512,300

Dental Equipment & Supplies - 3.63%
130,925	Envista Holdings Corp. *	4,467,161

Drawing & Insulation of Nonferrous Wire - 1.64%
59,350	Corning, Inc.	2,025,615

Electronic & Other Electrical Equipment (No Computer Equipment) - 8.16%
116,925	General Electric Co.	10,052,042

Fire, Marine & Casualty Insurance - 5.04%
17,375	Berkshire Hathaway, Inc. Class B *	5,535,675
1,175	Fairfax Financial Holdings, Ltd. (Canada) *	673,456
		6,209,131
General Industrial Machinery & Equipment - 3.02%
78,583	ESAB Corp.	3,720,119

Industrial Instruments for Measurement, Display & Control - 17.18%
269,150	Cognex Corp.	13,398,287
28,375	Danaher Corp.	7,758,009
		21,156,296
Industrial Trucks, Tractors, Trailers & Stackers - 2.37%
63,500	Terex Corp.	2,915,285

Land Subdividers & Developers (No Cemeteries) - 8.03%
257,275	The St. Joe Co.	9,887,078

Miscellaneous Fabricated Metal Products - 2.23%
9,200	Parker Hannifin Corp.	2,750,248

Motor Vehicle Parts & Accessories - 0.81%
47,350	Modine Manufacturing Co. *	1,002,400

National Commercial Banks - 0.13%
4,225	Bank of America Corp.	159,916

Office Furniture - 3.76%
226,975	MillerKnoll, Inc.	4,628,020

Optical Instruments & Lenses - 1.97%
66,125	Coherent Corp. *	2,424,804

The accompanying notes are an integral part of these financial statements.

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TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

Shares		Value

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.96%
67,358	Enovis Corp. *	$ 3,646,089

Printed Circuit Boards - 2.21%
118,100	Kimball Electronics, Inc. *	2,726,929

Retail-Catalog & Mail-Order Houses - 0.02%
300	Amazon.com, Inc. *	28,962

Retail-Eating Places - 2.60%
1,970	Chipotle Mexican Grill, Inc. *	3,205,111

Retail-Home Furniture, Furnishings & Equipment Stores - 4.18%
1,084,225	The Container Store Group, Inc. (a) *	5,150,069

Retail-Variety Stores - 1.82%
4,150	Costco Wholesale Corp.	2,237,888

Services-Business Services - 1.67%
19,775	Global Payments, Inc.	2,052,249

Services-Prepackaged Software - 3.67%
83,445	National Instruments Corp.	3,422,914
22,400	Twilio, Inc. Class A *	1,098,048
		4,520,962
Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 2.75%
22,575	Nucor Corp.	3,385,121

Telephone & Telegraph Apparatus - 1.73%
47,500	Ciena Corp. *	2,135,600

Telephone Communications (No Radiotelephone) - 4.06%
914,225	Lumen Technologies, Inc.	5,000,810

Textile Mills Products - 1.42%
160,925	Interface, Inc.	1,742,818

Totalizing Fluid Meters & Counting Devices - 2.71%
170,050	Vontier Corp.	3,338,082

Trucking (No Local) - 0.57%
219,275	Yellow Corp. *	701,680

TOTAL FOR COMMON STOCK (Cost $97,356,574) - 99.89%		123,021,737

MONEY MARKET FUND - 0.09%
104,680	Federated Government Obligations Fund - Institutional Class 3.61% ** (Cost $104,680)	104,680

The accompanying notes are an integral part of these financial statements.

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TARKIO FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

Value

TOTAL INVESTMENTS (Cost $97,461,254) - 99.98%	$123,126,417

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.02%	23,264

NET ASSETS - 100.00%	$123,149,681

* Non-income producing securities during the period.

** The rate shown represents the 7-day yield at November 30, 2022.

(a) The Fund and the Adviser, in combination, owned more than 5% of the outstanding voting shares of the company during the year ended November 30, 2022.

The accompanying notes are an integral part of these financial statements.

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TARKIO FUND

STATEMENT OF ASSETS AND LIABILITIES

NOVEMBER 30, 2022 (UNAUDITED)

Assets:
Investments in Securities, at Value (Cost $77,504,611)	$ 107,464,048
Investment in Affiliated Security, at Value (Cost $19,956,643)	15,662,369
Cash	11,000
Receivables:
Securities Sold	644,532
Shareholder Subscriptions	13,987
Dividends	86,257
Total Assets	123,882,193
Liabilities:
Payables:
Securities Purchased	633,018
Accrued Adviser Fees	74,621
Accrued Service Fees	24,873
Total Liabilities	732,512
Net Assets	$ 123,149,681

Net Assets Consist of:
Paid In Capital	$ 86,938,442
Distributable Earnings	36,211,239
Net Assets, for 5,524,229 Shares Outstanding (unlimited shares authorized)	$ 123,149,681

Net asset value, offering price, and redemption price per share	$ 22.29

The accompanying notes are an integral part of these financial statements.

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TARKIO FUND

STATEMENT OF OPERATIONS

For the six months ended NOVEMBER 30, 2022 (UNAUDITED)

Investment Income:
Dividends (Net of foreign withholding tax of $0)	$ 613,788
Total Investment Income	613,788

Expenses:
Advisory Fees (Note 4)	470,938
Service Fees (Note 4)	156,980
Total Expenses	627,918

Net Investment Loss	(14,130)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Investments	342,088
Net Realized Loss on Affiliated Investments	(29,738)
Net Change in Unrealized Depreciation on Investments	(14,025,216)
Net Change in Unrealized Depreciation on Affiliated Investments	(6,090,436)
Net Realized and Unrealized Loss on Investments	(19,803,302)

Net Decrease in Net Assets Resulting from Operations	$ (19,817,432)

The accompanying notes are an integral part of these financial statements.

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TARKIO FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months
	Ended	Year Ended
	11/30/2022	5/31/2022
Increase (Decrease) in Net Assets From Operations:
Net Investment Income (Loss)	$ (14,130)	$ 270,896
Net Realized Gain on Investments	342,088	11,616,228
Net Realized Gain (Loss) on Affiliated Investments	(29,738)	6,331
Net Change in Unrealized Depreciation on Investments	(14,025,216)	(24,521,344)
Net Change in Unrealized Depreciation on Affiliated Investments	(6,090,436)	(16,390,919)
Net Decrease in Net Assets Resulting from Operations	(19,817,432)	(29,018,808)

Distributions to Shareholders:
Distributions	-	(2,318,878)
Total Dividends and Distributions Paid to Shareholders	-	(2,318,878)

Capital Share Transactions (Note 5):
Proceeds from Sale of Shares	1,257,388	6,654,650
Net Asset Value of Shares Issued on Reinvestment of Dividends	-	2,318,878
Cost of Shares Redeemed	(1,368,930)	(3,133,435)
Net Increase (Decrease) in Net Assets from Shareholder Activity	(111,542)	5,840,093

Net Assets:
Net Decrease in Net Assets	(19,928,974)	(25,497,593)
Beginning of Period/Year	143,078,655	168,576,248
End of Period/Year	$123,149,681	$143,078,655

The accompanying notes are an integral part of these financial statements.

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TARKIO FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period/year.

(Unaudited) Six Months Ended 11/30/2022		Years Ended 5/31/2022	5/31/2021	5/31/2020	5/31/2019	5/31/2018
Net Asset Value, at Beginning of Period/Year	$ 25.87		$ 31.60	$ 16.48	$ 18.00	$ 20.52	$ 18.93
Income (Loss) From Operations:							
Net Investment Income (Loss) *	0.00	^	0.05	0.15	0.02	0.14	0.07
Net Realized and Unrealized Gain (Loss) on Investments	(3.58)		(5.35)	15.09	(0.51)	(2.12)	1.89
Total from Investment Operations	(3.58)		(5.30)	15.24	(0.49)	(1.98)	1.96
Distributions:							
Net Investment Income	-		(0.04)	(0.12)	(0.03)	(0.11)	(0.04)
Realized Gains	-		(0.39)	-	(1.00)	(0.43)	(0.33)
Total from Distributions	-		(0.43)	(0.12)	(1.03)	(0.54)	(0.37)
Net Asset Value, at End of Period/Year	$ 22.29		$ 25.87	$ 31.60	$ 16.48	$ 18.00	$ 20.52
Total Return **	(13.84)%	***	(16.95)%	92.70%	(3.67)%	(9.36)%	10.21%
Ratios/Supplemental Data:							
Net Assets at End of Period/Year (Thousands)	$ 123,150		$ 143,079	$ 168,576	$ 91,013	$ 97,563	$ 102,690
Ratio of Expenses to Average Net Assets	1.00%		1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.02)%		0.17%	0.62%	0.13%	0.72%	0.32%
Portfolio Turnover	9.62%	***	12.86%	12.32%	18.76%	20.10%	27.67%

* Per share net investment income (loss) has been determined on the basis of average shares method.

** Total Return represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

***  Not Annualized

^  Less than $(0.005)

The accompanying notes are an integral part of these financial statements.

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TARKIO FUND

NOTES TO FINANCIAL STATEMENTS

NOVEMBER 30, 2022 (UNAUDITED)

1.    ORGANIZATION

The Clark Fork Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and was organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on October 28, 2010.  The Trust is authorized to issue one or more series of beneficial interests and issue classes of any series or divide shares of any series into two or more separate classes. The Trust currently consists of one series of units of beneficial interest (“shares”) called the Tarkio Fund (the “Fund”). The Fund is a non-diversified fund. The investment adviser to the Fund is Front Street Capital Management, Inc. (the “Adviser”).

The Fund’s investment objective is long term growth of capital.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946-Financial Services-Investment Companies.

SECURITY VALUATIONS: All investments in securities are recorded at their estimated fair value as described in Note 3.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.  It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code.  This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2019-2021), or expected to be taken in the Fund’s 2022 year-end tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

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TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the six months ended November 30, 2022, the Fund did not incur any interest or penalties.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements andthe reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.  The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

INVESTMENT INCOME AND SECURITIES TRANSACTIONS:  The Fund records security transactions on the trade date.  Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the specific identification method in computing gain or loss on sale of investment securities.

3.  SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, based on the best information that is available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the

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TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS: The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Fund’s investment advisor, Front Street Capital Management, Inc. (the “Valuation Designee”) pursuant to Rule 2a-5 under the 1940 Act and the Fund’s Valuation Policies and Procedures.

Equity securities (common stock) - Equity securities are valued by using market quotations furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is valued by the pricing service at its last bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded in the NASDAQ over-the-counter market are valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, or when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, such securities are valued at a fair value as determined by the Valuation Designee in good faith, in accordance with guidelines adopted by and subject to review of the Board of Trustees (“Board”). Manually priced securities held by the Fund (if any) are reviewed by the Board on a quarterly basis, and are categorized as Level 2 or 3, depending on the inputs used.

Money market funds are generally priced at the ending net asset value (“NAV”) provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of November 30, 2022:

Valuation Inputs of Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 123,021,737	$ -	$ -	$ 123,021,737
Money Market Fund	104,680	-	-	104,680
Total	$ 123,126,417	$ -	$ -	$ 123,126,417

* See the Schedule of Investments for categories by industry.

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TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

The Fund did not hold any Level 2 or Level 3 assets or derivative instruments at any time during the six months ended November 30, 2022.

AFFILIATED COMPANIES: If a Fund and/or Adviser owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the six months ended November 30, 2022, the Fund and Adviser, in combination, owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are considered affiliates of that Fund for purposes of the 1940 Act.

The Manitowoc Co., Inc.
Market Value as of May 31, 2022	$ 12,418,150
Purchases	1,103,881
Sales	-
Net Realized Gain on Sale of Investments	-
Net Change in Unrealized Depreciation on Investments Held at Period End	(3,009,731)
Market Value as of November 30, 2022	$ 10,512,300
Share Balance as of November 30, 2022	1,070,499
Dividend Income	$ -

The Container Store Group, Inc.
Market Value as of May 31, 2022	$ 8,049,003
Purchases	261,547
Sales	(50,039)
Net Realized Gain on Sale of Investments	(29,738)
Net Change in Unrealized Depreciation on Investments Held at Period End	(3,080,704)
Market Value as of November 30, 2022	$ 5,150,069
Share Balance as of November 30, 2022	1,084,225
Dividend Income	$ -

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: Front Street Capital Management, Inc. serves as investment adviser to the Fund.  Subject to the authority of the Board, the Adviser is responsible for management of the Fund’s investment portfolio. The Adviser is responsible for selecting the Fund’s investments according to the Fund’s investment objective, policies, and restrictions. As compensation for its management services, the Fund is obligated to pay the Adviser an advisory fee computed and accrued daily and paid monthly in arrears at an annual rate of 0.75% of the average daily net assets of the Fund under the Investment Advisory Agreement (“Agreement”). For the six months ended November 30, 2022, the Adviser earned $470,938 in advisory fees. At November 30, 2022, the Fund owed the Adviser $74,621.

The Fund entered into a Services Agreement with the Adviser. Under the Services Agreement the Adviser is obligated to provide executive and administrative services, assist in the preparation of the Trust’s tax returns and various reports to shareholders, and provide non-investment related statistical and research data. In addition, the Adviser is also obligated to pay for certain operational expenses of the Fund including those related to transfer agency, fund accounting, audit, legal, and chief compliance officer services. Under the Services Agreement, the Adviser receives a fee of 0.25% of the average daily

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TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

net assets of the Fund. For the six months ended November 30, 2022, the Fund incurred $156,980 in service fees. As of November 30, 2022 the Fund owed $24,873 in service fees to the Adviser.

Under the Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund.  The Adviser pays the operating expenses of the Fund excluding advisory fees and service fees payable under the Agreement and the Services Agreement; and any brokerage fees and commissions, taxes, interest expense, the costs of acquired fund fees and expenses, and extraordinary expenses.

Officers and a Trustee of the Trust are also Officers of the Adviser.

5.  CAPITAL SHARE TRANSACTIONS

Transactions in capital stock were as follows:

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Amount	Shares	Amount
Shares sold	55,706	$ 1,257,388	223,683	$ 6,654,650
Shares issued in reinvestment of dividends	-	-	78,287	2,318,878
Shares redeemed	(63,129)	(1,368,930)	(104,696)	(3,133,435)
Net increase (decrease)	(7,423)	$ (111,542)	197,274	$ 5,840,093

6.  INVESTMENT TRANSACTIONS

For the six months ended November 30, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

Purchases

Investment Securities                          $ 12,503,968

Sales

Investment Securities                          $ 12,088,083

7.  TAX INFORMATION

As of May 31, 2022, the net unrealized appreciation of investments for tax purposes was as follows:

Gross Appreciation	$ 52,447,576
Gross (Depreciation)	(7,829,064)
Net Appreciation on Investments	$ 44,618,512

At May 31, 2022, the aggregate cost of securities for federal income tax purposes was $98,177,498.

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TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

As of the fiscal year ended May 31, 2022, the components of distributable earnings/(accumulated losses) on a tax basis are as follows:

Accumulated undistributed ordinary income	$ 683,164
Accumulated undistributed capital gain	10,726,995
Unrealized appreciation	44,618,512
$ 56,028,671

The difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales.

8.  DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2022 and 2021 were as follows:

	2022	2021
Ordinary Income	$ 283,771	$ 669,693
Long-Term Capital Gain	$ 2,035,107	$ -

Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from GAAP.

The Fund did not pay any distributions for the six months ended November 30, 2022.

9.  COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the 1940 Act. As of November 30, 2022, TD Ameritrade, Inc. held in an omnibus account for the benefit of others approximately 78% of the voting securities of the Fund. The Fund does not know whether any underlying accounts of TD Ameritrade, Inc., owned or controlled 25% of the voting securities of the Fund.

11.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the

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TARKIO FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOVEMBER 30, 2022 (UNAUDITED)

spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Fund and its investments and could result in increased liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns.  During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

The global COVID-19 pandemic has had myriad complicated effects on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies, and the market in general in significant and unforeseen ways. The future impact of COVID-19, and other future pandemics, on economies and individual companies and the markets in general is currently unknown, and it may exacerbate other risks that apply to the Fund. Any such impact could adversely affect the Fund’s performance and the performance of the securities in which the Fund invests and may lead to losses on your investment in the Fund.

12.  SUBSEQUENT EVENTS

On December 16, 2022, the Fund declared the following distributions to shareholders of record as of December 16, 2022:

Total Distribution

        Per Share Amount

Short-term

    $      412,268

$0.07

Long-Term

    $ 10,641,652

$1.93

Ordinary Income

    $      270,890

$0.05

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated the impact of all subsequent events on the Fund through the issuance date of these financial statements and has noted no additional events requiring accounting or disclosure.

Semi-Annual Report |  15

TARKIO FUND

EXPENSE ILLUSTRATION

NOVEMBER 30, 2022 (UNAUDITED)

Expense Example

As a shareholder of the Tarkio Fund, you incur costs such as ongoing costs which consist of management fees and service fees. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2022 through November 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2022	November 30, 2022	June 1, 2022 to November 30, 2022
Actual	$1,000.00	$861.62	$4.67
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,020.05	$5.06

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semi-Annual Report |  16

TARKIO FUND

ADDITIONAL INFORMATION

NOVEMBER 30, 2022 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Fund at (800) 231-2901 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC's website at http://www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-PORT filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-PORT are available on the SEC’s website at http://www.sec.gov.  You may also obtain copies by calling the Fund at 1-800-231-2901.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (800) 231-2901 to request a copy of the SAI or to make shareholder inquiries.

Semi-Annual Report |  17

This Page Was Left Blank Intentionally

Semi-Annual Report |  18

INVESTMENT ADVISER

Front Street Capital Management, Inc.

218 East Front Street, Suite 205

Missoula, MT  59802

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

DISTRIBUTOR

Arbor Court Capital, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus, which contains information about the Fund’s advisory fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the Trust’s Statement of Additional Information.

Item 11.  Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported within the time periods specified by the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required pursuant to Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(b) under the 1940 Act are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By /s/ Russell T. Piazza

     Russell T. Piazza

     Chairman of the Board, Principal Executive Officer

Date: February 8, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Russell T. Piazza

      Russell T. Piazza

      Chairman of the Board, Principal Executive Officer

Date February 8, 2023

By /s/ Michele Blood

      Michele Blood

      Principal Financial Officer, Treasurer

Date February 8, 2023